DEPOSITS FROM CUSTOMERS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Demand deposits	R$ 49,634,288	R$ 56,882,411
Savings deposits	131,003,553	134,624,479
Time deposits	441,296,839	399,175,316
Total	R$ 621,934,680	R$ 590,682,206